Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ 4,486	$ (26,192)
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	20,043	(65,683)
Currency translation differences	(14,739)	(31,702)
Tax effect	(5,967)	16,182
Net income/(expense) recognized directly in equity	(663)	(81,203)
Cash flow hedges	30,443	30,043
Tax effect	(7,611)	(7,511)
Transfers to income statement	22,832	22,532
Other comprehensive income/(loss)	22,169	(58,671)
Total comprehensive income/(loss) for the period	26,655	(84,863)
Total comprehensive (income)/loss attributable to non-controlling interests	(11,796)	7,300
Total comprehensive income/(loss) attributable to the Company	$ 14,859	$ (77,563)